Financial Instruments	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments

15. Financial Instruments

Set out below are the carrying amounts and fair values of the Group’s financial instruments that are carried in the unaudited interim condensed consolidated financial statements.

	Carrying amount per measurement category
	Financial assets as of June 30, 2025		Financial liabilities as of June 30, 2025
(Euros in thousands)	At fair value through profit and loss	At amortized cost	At fair value through profit and loss	At amortized cost	IFRS 7 not applicable and IFRS 16	June 30, 2025
Current/non-current assets
Cash and cash equivalents	—	256,635	—	—	—	256,635
Short-term deposits*	—	221,551	—	—	—	221,551
Accounts receivables	—	1,962	—	—	—	1,962
Other current/non-current assets*	—	1,649	—	—	23,139	24,788
Current/non-current liabilities
Accounts payables	—	—	—	18,701	—	18,701
Other current liabilities	—	—	—	50	6,712	6,762
Liabilities for warrants	—	—	—	—	—	—
Lease liabilities	—	—	—	—	17,116	17,116
Total	—	481,797	—	18,751	46,967

	Carrying amount per measurement category
	Financial assets as of December 31, 2024		Financial liabilities as of December 31, 2024
(Euros in thousands)	At fair value through profit and loss	At amortized cost	At fair value through profit and loss	At amortized cost	IFRS 7 not applicable and IFRS 16	December 31, 2024
Current/non-current assets
Cash and cash equivalents	—	236,748	—	—	—	236,748
Short-term deposits*	—	367,704	—	—	—	367,704
Accounts receivables	—	5,857	—	—	—	5,857
Other current/non-current assets*	—	1,244	—	—	19,252	20,496
Current/non-current liabilities
Accounts payables	—	—	—	20,693	—	20,693
Other current liabilities	—	—	—	50	6,755	6,805
Liabilities for warrants	—	—	1,730	—	—	1,730
Lease liabilities	—	—	—	—	16,203	16,203
Total	—	611,553	1,730	20,743	42,210

* “Short-term deposits” are classified within the balance sheet item “Other financial assets”. Other current/non-current assets comprise mainly of deposits.

The book value of financial assets and liabilities other than lease liabilities and liabilities for warrants represent a reasonable approximation of the fair value.

All financial assets and financial liabilities classified as "at fair value through profit and loss" are measured by using quoted prices in an active market for identical assets and liabilities (Level 1), respectively.

Liabilities for warrants are comprised of the Immatics Warrants issued to investors with a cashless exercise mechanism as a current liability which the Company accounted for according to provisions of IAS 32. The Company measures the warrants at fair value by using the closing price of warrants at Nasdaq. The warrants are measured in each reporting period. Changes in the fair value are recognized in the Company’s Consolidated Statement of Loss as financial income or expenses, as appropriate. The warrants are classified as Level 1 of the fair value hierarchy. The maturity of the liabilities for warrants is dependent on the development of the share price as well as the decisions by the Immatics Warrants holders. The warrants expired on July 1, 2025.